Net Loss Per Share	9 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Net Loss Per Share
14. Net Loss Per Share
The computation of net loss per share and weighted average shares of the Company's Common Stock outstanding during the periods presented is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands, except for share and per share amounts)	2024	2023	2024	2023
Basic net loss per share:
Net loss	$(54,210)	$(353,889)	$(147,067)	$(485,521)
Income allocated to participating securities	—	—	—	—
Net loss attributable to common stockholders - Basic	$(54,210)	$(353,889)	$(147,067)	$(485,521)
Diluted net loss per share:
Net loss attributable to common stockholders - Basic	$(54,210)	$(353,889)	$(147,067)	$(485,521)
Net loss income attributable to common stockholders - Diluted	$(54,210)	$(353,889)	$(147,067)	$(485,521)
Shares used in computation:
Weighted average common shares outstanding	15,121,994	9,931,555	15,102,741	7,296,349
Weighted-average effect of dilutive securities:			—	—
Assumed exercise of stock options	—	—	—	—
Assumed exercise of warrants	—	—	—	—
Assumed conversion of convertible preferred stock	—	—	—	—
Diluted weighted-average common shares outstanding	15,121,994	9,931,555	15,102,741	7,296,349
Earnings (loss) per share attributable to common stockholders:
Basic	$(3.58)	$(35.63)	$(9.74)	$(66.54)
Diluted	$(3.58)	$(35.63)	$(9.74)	$(66.54)
Basic and diluted loss per share are the same for each class of our Common Stock because they are entitled to the same dividend rights. Basic and diluted loss per share are presented together as the amounts for basic and diluted loss per share are the same (i.e., the Company’s other equity-linked instruments outstanding are anti-dilutive for the periods presented). There were no preferred dividends declared or accumulated during the three and nine months ended September 30, 2024 and 2023. Historically, the Company applied the two-class method that requires earnings available to common stockholders for the period to be allocated between our Common Stock and participating securities based upon their respective rights to receive dividends as if all earnings for the period had been distributed.
Prior to conversion as part of the Closing of the Business Combination, the Company’s outstanding convertible preferred stock was a participating security as the holders of such shares participated in earnings but did not contractually participate in the Company’s losses and therefore no losses were allocated to the convertible preferred stock in prior periods. The Company's potentially dilutive securities, which include stock options, RSUs, convertible preferred stock prior to the Business Combination, warrants to purchase shares of convertible common stock, warrants to purchase shares of preferred stock prior to the Business Combination, pre-closing Bridge Notes prior to the Business Combination, and Sponsor locked-up shares, have been excluded from the computation of diluted net loss per share, as the effect would be anti-dilutive. The Company excluded the following securities, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated as including them would have had an anti-dilutive effect:

	Nine Months Ended September 30,
(Amounts in thousands)	2024	2023
Convertible preferred stock (2)	—	—
Pre-Closing Bridge Notes (2)	—	—
RSUs and Options to purchase common stock (1)	1,156	968
Warrants to purchase convertible preferred stock (1)	—	—
Public Warrants (1)	122	—
Private Warrants (1)	75	—
Sponsor locked-up shares (1)	14	—
Total	1,367	968
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(1)Securities have an antidilutive effect under the treasury stock method.
(2)Securities have an antidilutive effect under the if-converted method.